Condensed Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical)		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 07, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement of Stockholders' Equity [Abstract]
Reverse stock split	30-for-1	30-for-1	30-for-1	30-for-1	30-for-1	30-for-1	30-for-1